EARNINGS (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2022
Earnings Loss Per Share
Schedule of earnings per share

	Continued operations			Discontinued operations		Continued and discontinued operations
	12.31.22	12.31.21	12.31.20	12.31.22	12.31.21	12.31.22	12.31.21
Basic numerator
Net earnings (loss) for the period attributable to controlling shareholders	(3,115,455)	499,385	1,518,492	(50,948)	(79,930)	(3,166,403)	419,455
Basic denominator
Weighted average number of outstanding shares - basic (except treasury shares)	1,052,606,000	807,929,481	809,110,872	1,052,606,000	807,929,481	1,052,606,000	807,929,481
Net earnings (loss) per share basic - R$	(2.96)	0.62	1.88	(0.05)	(0.10)	(3.01)	0.52

Diluted numerator
Net earnings (loss) for the period attributable to controlling shareholders	(3,115,455)	499,385	1,518,492	(50,948)	(79,930)	(3,166,403)	419,455

Diluted denominator
Weighted average number of outstanding shares - basic (except treasury shares)	1,052,606,000	807,929,481	809,110,872	1,052,606,000	807,929,481	1,052,606,000	807,929,481
Number of potential shares	-	749,167	2,237,936		-	-	749,167
Weighted average number of outstanding shares - diluted	1,052,606,000	808,678,648	811,348,808	1,052,606,000	807,929,481	1,052,606,000	808,678,648
Net earnings (loss) per share diluted - R$	(2.96)	0.62	1.87	(0.05)	(0.10)	(3.01)	0.52